Consolidated Schedule of Investments
July 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.50%
U.S. Treasury Bills–12.80%(a)
U.S. Treasury Bills	0.11%	10/29/2020	$ 112,700	$ 112,677,190
U.S. Treasury Bills	0.19%	12/10/2020	83,500	83,473,819
U.S. Treasury Bills	0.13%	01/21/2021	136,000	135,941,052
				332,092,061
U.S. Treasury Notes–19.70%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.25%	01/31/2022	200,000	200,368,186
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.21%	04/30/2022	150,000	150,192,141
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	160,520	160,556,334
				511,116,661
Total U.S. Treasury Securities (Cost $842,548,504)				843,208,722
		Expiration Date
Commodity-Linked Securities–4.12%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)		09/22/2020	47,200	46,110,639
RBC Capital Markets, LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 07 Excess Return Index) (Canada)(c)(d)		09/30/2020	59,900	60,709,050
Total Commodity-Linked Securities (Cost $107,100,000)				106,819,689
			Shares
Money Market Funds–56.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(e)(f)			447,418,901	447,418,901
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(e)(f)			163,735,928	163,834,170
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.21%(e)(f)			125,673,600	125,673,600
Invesco Treasury Obligations Portfolio, Institutional Class, 0.07%(e)(f)			524,000,000	524,000,000
Invesco Treasury Portfolio, Institutional Class, 0.07%(e)(f)			209,163,315	209,163,315
Total Money Market Funds (Cost $1,469,932,463)				1,470,089,986
TOTAL INVESTMENTS IN SECURITIES–93.27% (Cost $2,419,580,967)				2,420,118,397
OTHER ASSETS LESS LIABILITIES–6.73%				174,649,914
NET ASSETS–100.00%				$2,594,768,311
Investment Abbreviations:
EMTN	– European Medium-Term Notes
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $60,709,050, which represented 2.34% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$470,844,999	$660,335,202	$(683,761,300)	$-	$-	$447,418,901	$2,787,640
Invesco Liquid Assets Portfolio, Institutional Class	94,446,018	456,725,413	(387,461,023)	135,881	(12,119)	163,834,170	843,716
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	188,690,152	753,731,795	(816,748,347)	-	-	125,673,600	1,150,615
Invesco Treasury Obligations Portfolio, Institutional Class	705,000,000	-	(181,000,000)	-	-	524,000,000	4,235,418
Invesco Treasury Portfolio, Institutional Class	151,050,285	726,097,374	(667,984,344)	-	-	209,163,315	905,031
Total	$1,610,031,454	$2,596,889,784	$(2,736,955,014)	$135,881	$(12,119)	$1,470,089,986	$9,922,420

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	1,363	September-2020	$59,767,550	$2,305,295	$2,305,295
Gasoline Reformulated Blendstock Oxygenate Blending	1,172	August-2020	57,646,226	(2,925,951)	(2,925,951)
New York Harbor Ultra-Low Sulfur Diesel	392	December-2020	21,274,781	262,149	262,149
Silver	561	September-2020	67,925,880	17,831,324	17,831,324
WTI Crude	740	January-2021	30,895,000	1,135,720	1,135,720
Subtotal				18,608,537	18,608,537
Equity Risk
E-Mini Russell 2000 Index	2,370	September-2020	175,119,300	11,780,264	11,780,264
E-Mini S&P 500 Index	1,040	September-2020	169,702,000	9,136,679	9,136,679
EURO STOXX 50 Index	4,640	September-2020	173,972,945	(472,522)	(472,522)
FTSE 100 Index	2,265	September-2020	174,527,942	(7,735,933)	(7,735,933)
Hang Seng Index	993	August-2020	157,317,143	(1,180,613)	(1,180,613)
Tokyo Stock Price Index	1,977	September-2020	279,493,694	(24,755,656)	(24,755,656)
Subtotal				(13,227,781)	(13,227,781)
Interest Rate Risk
Australia 10 Year Bonds	6,550	September-2020	699,389,548	11,842,592	11,842,592
Canada 10 Year Bonds	5,805	September-2020	670,449,438	4,352,226	4,352,226
U.S. Treasury Long Bonds	1,483	September-2020	270,323,094	6,276,548	6,276,548
Subtotal				22,471,366	22,471,366
Total Futures Contracts				$27,852,122	$27,852,122

(a)	Futures contracts collateralized by $163,244,213 cash held with Bank of America Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47%	Monthly	97,600	February—2021	$62,257,322	$—	$526,201	$526,201
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	52,900	December—2020	61,555,974	—	5,726,266	5,726,266
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	90,000	October—2020	5,844,611	—	39,728	39,728
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	260,000	October—2020	36,732,358	—	1,810,848	1,810,848
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	207,500	June—2021	48,208,122	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	51,300	September—2020	30,370,339	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	145,000	November—2020	6,121,480	—	0	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	470,000	July—2021	36,504,740	—	754,336	754,336
Subtotal — Appreciation								—	8,857,379	8,857,379
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26	Monthly	59,800	July—2021	30,523,062	—	(151,934)	(151,934)
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	505,000	April—2021	40,455,752	—	(939,906)	(939,906)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Copper Excess Return Index	0.25	Monthly	31,000	January—2021	12,074,798	—	(140,914)	(140,914)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	183,000	April—2021	24,855,426	—	(531,578)	(531,578)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	260,000	December—2020	10,568,870	—	(7,176)	(7,176)
Subtotal								—	(1,771,508)	(1,771,508)
Equity Risk
Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	6,750	August—2020	167,026,917	—	(163,499)	(163,499)
Subtotal — Depreciation								—	(1,935,007)	(1,935,007)
Total — Total Return Swap Agreements								$—	$6,922,372	$6,922,372

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $11,340,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Cocoa	0.00%
	Coffee ‘C’	5.46
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybeans	20.36
	Soybean Oil	5.46
	Soybean Meal	20.88
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts
	Cocoa	0.00%
	Coffee ‘C’	5.46
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybeans	20.36
	Soybean Oil	5.46
	Soybean Meal	20.88
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Cocoa	0.00%
	Coffee ’C’	5.46
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybeans	20.36
	Soybean Oil	5.46
	Soybean Meal	20.88
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Commodity i-Select Strategy 1121
	Long Futures Contracts
	Cocoa	0.00%
	Coffee ‘C’	5.46
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybeans	20.36
	Soybean Oil	5.46
	Soybean Meal	20.88
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
J.P. Morgan Contag Beta Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$843,208,722	$—	$843,208,722
Commodity-Linked Securities	—	106,819,689	—	106,819,689
Money Market Funds	1,470,089,986	—	—	1,470,089,986
Total Investments in Securities	1,470,089,986	950,028,411	—	2,420,118,397
Other Investments - Assets*
Futures Contracts	64,922,797	—	—	64,922,797
Swap Agreements	—	8,857,379	—	8,857,379
	64,922,797	8,857,379	—	73,780,176
Other Investments - Liabilities*
Futures Contracts	(37,070,675)	—	—	(37,070,675)
Swap Agreements	—	(1,935,007)	—	(1,935,007)
	(37,070,675)	(1,935,007)	—	(39,005,682)
Total Other Investments	27,852,122	6,922,372	—	34,774,494
Total Investments	$1,497,942,108	$956,950,783	$—	$2,454,892,891

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Balanced-Risk Allocation Fund